Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013
Mineral interests in properties
Unproved	$ 103,482,000		$ 103,482,000		$ 99,134,000
Proved	974,868,000		974,868,000		958,816,000
Wells and equipment and related facilities	955,570,000		955,570,000		609,748,000
Gross oil and gas properties	2,033,920,000		2,033,920,000		1,667,698,000
Less: Accumulated depletion and impairment	(500,216,000)		(500,216,000)		(370,470,000)
Net oil and gas properties	1,533,704,000	1,080,054,000	1,533,704,000	1,080,054,000	1,297,228,000
Costs capitalized in connection with exploratory wells	0		0
Minimum project period for capitalization of interest on expenditures			6 months
Number of projects for which interest on expenditure is capitalized			0
Depletion of oil and gas properties	$ 47,700,000	$ 30,300,000	$ 129,700,000	$ 81,900,000